Filed pursuant to Rule 497(e)
File Nos. 333-92415 and 811-09721
FIXED INCOME SHARES (FISH)
Supplement dated July 22, 2008
to the
Prospectus dated March 1, 2008
and to the
Statement of Additional Information dated March 1, 2008
Disclosure Relating to FISH: Series C
     Effective immediately, FISH: Series C may invest without limitation in the following instruments: emerging market securities and mortgage-related and asset-backed securities. Accordingly, the following changes are made to the Prospectus in the Portfolio Summary relating to FISH: Series C.
     Under the heading “Principal Investments and Strategies”:
•	The third paragraph is deleted and replaced with the following sentence:

The Portfolio may invest its assets without limitation in securities and instruments of issuers that are tied economically to countries with developing (or “emerging market”) securities markets.

•	The second sentence in the fourth paragraph is deleted and replaced with the following sentence:

Mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation.

•	The fourth and fifth paragraph are deleted and replaced with the following:

The Portfolio may invest up to 55% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Portfolio may invest its assets without limitation in mortgage-related and other asset-backed securities.
     In addition, the disclosure under “Characteristics and Risks of Securities and Investment Techniques- Mortgage-Related and Other Asset-Backed Securities” is revised to reflect that FISH: Series C may invest without limitation in mortgage-related securities and other asset-backed securities.
     Corresponding changes are made throughout the remainder of the Prospectus and in the Statement of Additional Information to reflect the above changes in investment strategies of FISH: Series C.
Disclosure Relating to FISH: Series M
     Effective immediately, FISH: Series M may invest without limitation in the following instruments: emerging market securities, securities denominated in foreign currencies, and securities issued by non-US issuers. Accordingly, the following changes are made to the Prospectus in the Portfolio Summary relating to FISH: Series M.

     Under the section titled “Principal Investments and Strategies” the following disclosure is added:
The Portfolio may invest without limit in foreign (non-U.S.) currencies and securities denominated in foreign (non-U.S.) currencies. The Portfolio may also invest without limit in U.S. dollar denominated securities of foreign issuers.

The Portfolio may invest its assets without limitation in securities and instruments of issuers that are tied economically to countries with developing (or “emerging market”) securities markets.

Under the section titled “Principal Risks,” the following are added:
•	Foreign (non-U.S.) investment risks

•	Emerging Markets Risk

•	Currency Risk
     Under section titled “Characteristics and Risks of Securities and Investment Techniques,” the following changes are made to reflect the above changes to the investment strategies of FISH: Series M:
•	The fourth paragraph under the heading “Foreign (non-U.S.) Securities” is deleted in its entirety to reflect that FISH: Series M may invest without limitation in foreign (non-U.S.) securities.

•	The disclosure under the heading “Emerging Market Securities” is revised to reflect that FISH: Series M may invest without limit in emerging market securities.
     In addition, corresponding changes are made throughout the remainder of the Prospectus and in the Statement of Additional Information to reflect the above changes in investment strategies of FISH: Series M.
Disclosure Relating to FISH: Series H
     The third sentence in the second paragraph of the section titled “Principal Investments and Strategies” in the Portfolio Summary relating to FISH: Series H in the Prospectus is deleted and replaced with the following sentence:
The Portfolio may invest up to 30% of its assets in ‘‘private activity’’ bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (‘‘AMT’’).
     In addition, corresponding changes are made throughout the remainder of the Prospectus and in the Statement of Additional Information to reflect the above changes in investment strategies of FISH: Series H.
Please retain this supplement for future reference.